Deferred Expenses and Non-Current Investments (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Beginning Balance	₪ 196	₪ 49
Additions	164	165
Disposals	(27)	(18)
Ending Balance	333	196
Amortization and impairment losses
Beginning Balance	81	42
Depreciation	108	57
Disposals	(27)	(18)
Impairment loss	29
Ending Balance	191	81
Carrying amount
Beginning Balance	115
Ending Balance	₪ 142	₪ 115